Other receivable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 25, 2024	Sep. 30, 2024
Other receivable
Total Consideration Received for Equity Transfer	$ 19,694,019
Consideration Received		$ 984,701
Consideration Outstanding, balance		$ 18,709,318